Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 3,906	$ 248
Goodwill, Impairment Loss	(59,440)	0	$ 0
Balance	5,107	3,906	$ 248
Vision Lane Limited And First Asia Finance Limited
Goodwill, Acquired During Period		$ 3,658
Giant Financial Services Limited
Goodwill, Acquired During Period	60,103
Goodwill, Impairment Loss	(55,534)
Apiguru Pty Limited ("Apiguru")
Goodwill, Acquired During Period	539
Giant Credit Limited, Vision Lane Limited And First Asia Finance Limited
Goodwill, Impairment Loss	$ (3,906)